Investment in Equipment Subject to Operating Leases - Schedule of Composition of Equipment Subject to Operating Leases of Partnership (Details)	Dec. 31, 2016 USD ($)
Cost Basis	$ 334,826
Accumulated Depreciation	16,123
Net Book Value	318,703
SQN AIF V GP, LLC [Member]
Cost Basis	334,826
Accumulated Depreciation	16,123
Net Book Value	318,703
Food Equipment [Member]
Cost Basis	334,826
Accumulated Depreciation	16,123
Net Book Value	318,703
Food Equipment [Member] | SQN AIF V GP, LLC [Member]
Cost Basis	334,826
Accumulated Depreciation	16,123
Net Book Value	$ 318,703